As filed with the Securities and Exchange Commission on March 17, 2003

Securities Act Registration No. ________

Investment Company Act Registration No. ________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No. __	¨
Post-Effective Amendment No. __	¨
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. __	¨

Georgetowne Funds

(Exact Name of Registrant as Specified in Charter)

7 Reddy Lane Loudonville, NY 12211 (Address of Principal Executive Offices)	12211 (Zip Code)

Registrant’s Telephone Number, including Area Code:  (518) 221-1978

Paul K. Hoffmeister
Georgetowne Funds
7 Reddy Lane
Loudonville, New York 12211

(Name and Address of Agent for Service)

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

¨

immediately upon filing pursuant to paragraph (b)

¨

on (date) pursuant to paragraph (b)

¨

60 days after filing pursuant to paragraph (a)(1)

¨

on (date) pursuant to paragraph (a)(1)

¨

on 75 days after filing pursuant to paragraph (a)(2)

¨

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

¨

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The Georgetowne Funds

P R O S P E C T U S

Georgetowne Long/Short Fund

_________   , 2003

The Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate.  Any representation to the contrary is a criminal offense.

The Georgetowne Funds

7 Reddy Lane

Loudonville, NY 12211

877-369-3705

Table of Contents

Page

Fund Overview

3

Performance History

5

Fund Fees and Expenses

5

Principal Investment Strategies and Related Risks

6

Fund Management

15

Board of Trustees

15

Investment Adviser

15

Dividends, Distributions, and Taxes

16

Privacy Policy

17

Net Asset Value (NAV) per Share

17

How To Purchase Shares

18

How to Redeem Shares

19

Additional Information

21

FUND OVERVIEW

GEORGETOWNE LONG/SHORT FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve returns in both rising and falling markets by buying "long" stocks believed undervalued and selling "short" stocks believed overvalued. The Fund's investment adviser will perform fundamental analysis of companies of all sizes, including small companies with little operating history and foreign companies. The adviser will use this analysis to identify companies whose stock it believes is either significantly undervalued or overvalued in the market. The Fund may have a non-diversified portfolio and may trade actively.

The Fund will buy "long" the stock of companies the adviser believes are undervalued. These companies will typically occupy a dominant position in their market due to size, products or services and whose growth potential is not yet fully reflected in the market price of their stock.

The Fund will hold the stock of a company until the investment adviser believes its value is reflected in its market price. This may be due to an increase in the market price or a change in the adviser's opinion of the company's value. When the portfolio manager believes the market price of a company's stock reflects its value or is overvalued the stock will be sold.

The Fund will sell "short" the stock of companies believed overvalued.  These companies will typically be losing, or in danger of losing, their market position or exhibiting slowing growth, weakening financial condition, declining cash flow or other similar factors. A "short" position will be closed when the adviser believes the market price of the stock sold "short" reflects its value. This may be due to a decline in the market value of the stock or a change in the portfolio manager's opinion as to a company's value. Selling "short" will also be used to hedge the Fund's long portfolio in periods of market decline and to take advantage of negative information about companies gained from the investment adviser's research.

The Fund will also use other sophisticated investment approaches such as leveraging, options and futures to attempt to enhance returns or hedge against market decline.

PRINCIPAL RISKS OF INVESTING

The Georgetowne Long/Short Fund is very specialized, and designed for only the most sophisticated and risk-tolerant investors. In pursuing its goals, the Fund's risk of losses is significant. The techniques used in managing its non-diversified portfolio are highly sophisticated and intensive, and the fees to be charged for such management are commensurately high; higher in fact than those charged to manage most other mutual funds.

There are two basic risks for all mutual funds that invest in stocks - management risk and market risk. "Management risk" means the risk the portfolio manager's stock selections and other investment decisions may produce losses or may not achieve the Fund's investment objectives. The adviser is a newly formed company with no experience managing the assets of individual clients or a mutual fund.  "Market risk" means the risk the price of common stocks may move up or down in response to many factors. As a result of these two risks, the price of the Fund's investments may go up or down and you could lose money on your investment.

Because the Fund will use short selling, derivatives strategies and other leveraging techniques speculatively to enhance returns, it is subject to greater risks and its performance may be more volatile than that of other funds. The Fund is appropriate for the sophisticated investor who understands and is willing to assume the risks of the Fund's aggressive investment strategies. The Fund is not a complete investment program and investors should consider the Fund for that portion of their assets allocated to higher risk, more aggressive investments.

The Fund is non-diversified, which means it may invest in the securities of fewer issuers than diversified funds at any one time. As a result, the gains or losses on a single stock will have a greater impact on the Fund's share price. In addition, the portfolio manager often may focus the Fund's investments in a number of companies with similar characteristics. The types of companies in which the Fund's assets may be invested may underperform other companies with different characteristics or the market as a whole. Because of these factors, the Fund's share price may fluctuate more than most equity funds and the market in general.

The stocks of small or unseasoned companies in which the Fund invests may be more volatile and less liquid than the stocks of larger and well- established companies.

Finally, the portfolio manager may engage in a high level of trading in seeking to achieve the Fund's investment objective. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

An investment in the Fund is not like a deposit in a bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any governmental entity.

FOR A MORE DETAILED DISCUSSION OF THESE PRINCIPAL INVESTMENT RISKS THAT APPLY TO THE FUND, PLEASE SEE PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS ON PAGE 6.

PERFORMANCE HISTORY

Because this is a new Fund that does not yet have a full calendar year of performance, statistics describing the Fund’s annual performance are not yet available.

FUND FEES AND EXPENSES

The following table describes the estimated expenses and fees that you may pay if you buy and hold shares of the Fund.  Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund’s daily share price.

Shareholder Fees (fees paid directly from your investment)	The Fund

Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Exchange Fee	None
Redemption Fee: 1 year or more after account opened (1)	None
Less than one year after account opened	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	2.00%
12b-1 Distribution Fees	None
Other Expenses (includes 0.75 % administration fee & 0.50 % estimate on dividends paid for shares sold short)	1.25%
Total Annual Operating Expenses	3.25%

The Fund’s adviser receives a fee equal to 0.75% of the Fund’s average daily net assets for administrative services, and the adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 341	$ 1,040

                        PRINCIPAL INVESTMENT STRATEGIES

                                     AND RELATED RISKS

This section of the Prospectus is a more complete description of the Fund's investment strategies and related risks. Of course, there can be no assurance the Fund will achieve its investment objective.

Please note:

     Additional descriptions of the Fund's strategies and investments, as well as other strategies and investments not described below, may be found in the Fund's Statement of Additional Information ("SAI").

The Fund will invest primarily in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the portfolio manager.

In selecting stocks to buy "long," the portfolio manager will look for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services and whose growth potential is not yet reflected fully in the company's stock price. In addition, the portfolio manager will look for companies with conservatively financed balance sheets, strong, capable management teams and clearly defined growth strategies. Target companies will have a catalyst for positive earnings developments such as evolving product cycles, special situations or changing economic conditions. From time to time, the Fund may take substantial positions in convertible securities, preferred stocks, initial public offerings and securities of smaller issuers, including issuers with limited operating histories.

The Fund's portfolio manager generally will sell a security when it no longer meets the portfolio manager's investment criteria or when it has met the manager's expectations for appreciation. The portfolio manager often may sell portfolio stocks quickly to respond to short-term market price movements, and expects to trade the portfolio actively in pursuit of the Fund's investment goal. Due to this and the Fund's potentially relatively small number of holdings, the Fund's annual portfolio turnover rate may be significantly higher than that of many other mutual funds.

The Fund will usually have a portion of the Fund short in order partially to hedge long positions and attempt to obtain returns from discoveries made by the portfolio manager in the course of his research. In selecting short-sell candidates, the portfolio manager looks primarily for growth companies where the growth is slowing, evaluations are high and there is a technical or fundamental catalyst that indicates a decline in the market.

In addition, balance sheet analysis will be utilized to identify weakening financial conditions or a declining cash flow. The Fund will not make a short sale if, immediately after the transaction, the market value of all securities sold either short or short against the box would exceed 100% of the value of the Fund's net assets.

NON-DIVERSIFICATION

The Fund is a non-diversified mutual fund, meaning at any given time, it may hold fewer securities than funds that are diversified. Compared to other mutual funds, the Fund may invest a greater percentage of its assets in the stock of a particular issuer. This increases the risk the value of the Fund could go down because of the poor performance of a single investment. Also, the volatility of the investment performance may increase and the Fund could incur greater losses than other mutual funds that invest in a greater number of companies. The Fund intends to conduct its business in such a manner as to be qualified as and remain a "regulated investment company" as that term in defined in, and meet the diversification requirements of, the Internal Revenue Code.

COMMON STOCKS

Because the Fund invests in common stocks, it is subject to the risks associated with common stock investing. These include the management risk of selecting individual stocks that do not perform as the portfolio manager anticipated, the risk the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. If the stock market declines in value, the Fund is likely to decline in value. Many factors affect an individual company's performance, such as the strength of its management or the demand for its products or services. Negative performance may affect the earnings growth potential anticipated by the portfolio manager when the individual stock was selected for a Fund's portfolio.

To the extent the Fund invests in stocks of small or unseasoned companies, your investment is subject to the following additional risks:

Unseasoned companies. These are companies in operation for less than three years. The securities of these companies may have limited liquidity and the prices of such securities may be volatile.  Unseasoned companies are often involved in new product development, which generally involves more risk, and may lack sufficient capital for sustained growth.

Small capitalization. An investment in companies with smaller capitalization involves greater risks than investing in larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements because the stocks are traded in lower volume, the companies are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer markets for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small company stocks tend to be less liquid, particularly during periods of market disruption. Normally, there is less publicly available information concerning the issuers of these securities. Small companies in which the Fund invests may have limited product lines, markets or financial resources or may be dependent on a small management group.

SHORT SALES

The Fund will utilize short selling in order to attempt both to protect its portfolio against the effects of potential downtrends in the securities markets and as a means of enhancing its overall performance. A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund may be required to pay a fee to borrow the security and to pay over to the lender any payments received on the security.

The Fund may take short, futures and option positions equal to as much as 100% of Fund’s net assets provided that equivalent net assets are segregated or earmarked by the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited. The more the Fund pays to purchase the security, the more it will lose on the transaction, and the more the price of Fund shares will be affected. The Fund will also incur costs to engage in this practice.

Selling short magnifies the potential for both gain and loss to the Fund and its investors. The larger the Fund's short position, the greater the potential for gain and loss. A strategy involving going short in a particular security is separate and distinct from a strategy of buying and selling the underlying security itself.

The Fund may take short positions equal to up to 100% of net assets provided the Fund causes the Custodian to segregate in a separate account or "earmark" in the custodial account the equivalent amount of liquid net assets. As the amount of the Fund's short position exposure increases, the greater the amount of the Fund's securities that must be segregated by the Fund’s custodian.  As more assets are segregated, the adviser has less flexibility in managing the portfolio.

SPECIAL SITUATIONS

The Fund may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situations that may affect the value of their securities significantly. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or believed to be probable takeover candidates. Although it may fall within the scope of "special situations," the Fund will not invest in a company in bankruptcy or default.  The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

FUTURES, OPTIONS AND FORWARD CONTRACTS

The Fund may use such instruments to hedge its securities positions. The successful use of these investment strategies draws upon special skills and experience and usually depends on the ability to forecast price movements or currency exchange rate movements correctly. These strategies will involve the use of futures, options on futures, and forward contracts, all focused on the financial and currency-related instruments.

Should prices or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options on currencies and forward contracts, and adverse market movements could continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

The Fund may purchase options on futures contracts written or purchased that are traded on U.S. or foreign exchanges. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates that otherwise might either affect the value of the Fund's portfolio securities or the prices of securities the Fund intends to purchase at a later date adversely.

A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the commodity called for by the contract at a specified price on a specified date.

The Fund will not buy or sell any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 100% of its net assets.

STOCK INDEX FUTURES

The Fund may purchase and sell stock index futures as a hedge against movements in the equity markets. There are several risks in connection with the use of stock index futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge. The price of a stock index futures contract may move more than or less than the price of the securities being hedged. If the price of a stock index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund will be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be offset partially by the loss on the index futures contract. If the price of the index futures contract moves more than the price of the stock, the Fund will experience either a loss or gain on the futures contract that will not be offset completely by movements in the price of the securities that are subject to the hedge.

To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of a stock index futures contract, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the stock index, or if otherwise deemed to be appropriate by the portfolio manager. Conversely, the Fund may buy or sell fewer stock index futures contracts if the volatility of the prices of the securities being hedged over a particular time period is less than the volatility of the stock index over such time period, or it is otherwise deemed to be appropriate by the portfolio manager. It is also possible that, where the Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurs, the Fund will lose money on the futures contracts and also experience a decline in value in its portfolio securities.

Where a stock index futures contract is purchased to hedge against a possible increase in the price of stock before the Fund is able to invest its cash (or cash equivalents) in stocks (or options) in an orderly fashion, it is possible the market may decline instead. If the Fund does not invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility there may be an imperfect correlation, or no correlation at all, between movements in the price of stock index futures contracts and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. From the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in a stock index and movements in the price of stock index futures, a correct forecast of general market trends by the portfolio manager still may not result in a successful hedging transaction over a short time frame.

Positions in stock index futures may be closed out only on an exchange or board of trade, which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance a liquid secondary market on any exchange or board of trade will exist for any particular futures contract or at any particular time. In such event, it may not be possible to close a futures investment position and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may offset losses on the futures contract partially or completely. As described above, however, there is no guarantee the price of the securities will correlate in fact with the price movements in the futures contract and thus provide an offset on a futures contract.

OPTIONS ON SECURITIES INDICES

An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index is settled in cash. Upon exercise of the option, in the case of a call, the holder has the right to receive an amount of cash if the closing level of the chosen index is greater than the exercise ('strike') price or, in the case of a put, less than the strike price of the option.

BORROWING ("LEVERAGING")

When the portfolio manager believes market conditions are appropriate, the Fund may borrow in order to take full advantage of available investment opportunities. This is the speculative activity known as "leveraging." The Fund may "leverage" up to 33% of the value of the Fund's total assets. The Fund may borrow money from a bank to increase the money available to the Fund to invest in securities when the adviser believes the return from the securities financed will be greater than the interest expense paid on the borrowing. Borrowings may involve additional risk to the Fund because the interest expense may be greater than the income from or appreciation of the securities purchased with the borrowings and the value of the securities carried may decline below the amount borrowed.

Utilization of leverage, which is usually considered speculative, involves certain risks to the Fund's shareholders. These include a higher volatility of the net asset value of the Fund's shares of common stock and the relatively greater effect on the net asset value of the shares. So long as the Fund is able to realize a net return on its investment portfolio that is higher than the interest expense paid on borrowings, the effect of leverage will be to cause the Fund's shareholders to realize a higher current net investment income than if the Fund were not leveraged.  To the extent the interest expense on borrowings approaches the net return on the Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced, and if the interest expense on borrowing were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense on borrowings, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing the net asset value of the Fund's shares.

OPTIONS ON SECURITIES

An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer of the option a specified amount of securities on or before a fixed date at a predetermined price. A call option written by the Fund is "covered" if the Fund owns the underlying securities, has an absolute and immediate right to acquire those securities upon conversion or exchange of other securities it holds, or holds a call option on the underlying securities with an exercise price equal to or less than that of the call option it has written. A put option written by the Fund is "covered" if the Fund holds a put on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

In purchasing an option, the Fund will be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid. Otherwise, the Fund will experience a loss equal to the premium paid for the option.

If an option written by the Fund is exercised, the Fund will be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying securities at the exercise price. The risk involved in writing an option is that if the option is exercised, the underlying securities then must be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) reduces these risks. The Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of call options can result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. The Fund will purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the investment adviser.  Options purchased or written by the Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

FOCUS RISK

At any one time, the portfolio manager may focus the Fund's investments in a number of companies with similar characteristics. If companies with these types of characteristics underperform companies with different characteristics or the market as a whole, the potential negative impact to the Fund could be magnified. As the portfolio manager allocates more of the Fund's portfolio holdings to companies with similar characteristics, the Fund's performance will be more susceptible to any economic, business or other developments that affect those types of companies generally.

TEMPORARY DEFENSIVE POSITIONS / CASH POSITIONS

For temporary defensive purposes, the Fund may reduce its position in equity securities and increase without limit its position in short-term, liquid, high-grade debt securities, which may include U.S. Government securities, bank deposits, money market instruments, money market funds, short-term debt securities, including notes and bonds, or hold its assets in cash. While the Fund is investing for temporary defensive purposes, it may not meet its investment objective.  Employing such a defensive strategy would be inconsistent with the stated objectives of the Fund.  The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PORTFOLIO TURNOVER

The portfolio manager anticipates it will manage the Fund's portfolio actively in pursuing the Fund's investment strategies. Portfolio securities will be sold without regard to the length of time they have been held when the portfolio manager believes it is appropriate to do so in light of the Fund's investment goal. In general, the greater the volume of buying and selling by a mutual fund, the greater the impact brokerage commissions and other transaction costs will have on its return. High portfolio turnover rates may also cause substantial net short-term gains and any distributions resulting from such gains will be ordinary income to you for purposes of federal income tax.

                               FUND MANAGEMENT

BOARD OF TRUSTEES

The Board of Trustees has overall responsibility for the management of the Fund. The Board formulates the general policies and meets periodically to review the Fund’s performance, monitor investment activities and discuss matters affecting the Fund.

INVESTMENT ADVISER

The Georgetowne Fund Management Corporation is the investment adviser of the Fund and has responsibility for the management of the Fund’s affairs, under the supervision of the Trust’s Board of Trustees.  Paul K. Hoffmeister wholly owns and is the founder of the Georgetowne Fund Management Corporation and is founder and trustee of The Georgetowne Funds.  The Georgetowne Fund Management Corporation is a New York State corporation founded in January 2003 and does not have any previous advising experience.

Paul K. Hoffmeister has the direct responsibility for the overall strategic and day-to-day management of the Fund’s portfolio and the Fund’s administration.  Mr. Hoffmeister additionally acts as an operations supervisor for the office of Dr. Jana Hoffmeister MD.  Mr. Hoffmeister has a B.S.B.A. degree in finance and accounting from Georgetown University in Washington, DC.  (The Georgetowne Funds and The Georgetowne Fund Management Corporation are NOT affiliated with Georgetown University.)  In addition to his studies at Georgetown University between 1996 and 2000, Mr. Hoffmeister acted periodically as an intern at the White House, specifically at the Department of Intergovernmental Affairs and the Council of Economic Advisers.  Prior to forming the Georgetowne Funds and the Georgetowne Fund Management Corporation, Mr. Hoffmeister acted as an assistant trader from 2000 to 2001, and as a trader from 2001 to 2002, for Quietlight Securities, LLC.  As a trader, Mr. Hoffmeister traded S&P 500 futures and options contracts at the Chicago Mercantile Exchange.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of Internal Revenue Code so as to be relieved of the federal income tax on its gains and net investment income distributed to its shareholders. To qualify as regulated investment company, the Fund must, among other things, distribute to shareholders substantially all of its gross income from dividends, interest, net capital gains and all other income derived from its business of investing in securities.

The Fund intends to distribute to all shareholders, at least annually, substantially all net investment income and any net capital gains. These will be reinvested in additional shares unless the shareholder has requested payment by check.

Distributions of investment income and net short term gains are generally taxable to you as ordinary income. Distributions of net long term capital gains are taxable as long term capital gains regardless of length of time shares held. All distributions are taxable in the year received whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for tax purposes.

Distributions are paid to all shareholders invested in the Fund as of the record date, the date on which the shareholder must officially own shares to receive the distribution.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay full price for shares and then receive a portion of price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares.

Therefore, you should consider the tax implication of buying shares just before the Fund declares a dividend or capital gain. Contact the Fund for information on distributions.

The redemption of shares is a taxable event which may create a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. Because the tax consequences of a redemption will depend on the shareholder's basis in the redeemed shares, shareholders should retain their account statements to determine their tax liability. A loss realized on the taxable disposition of Fund shares may be disallowed if additional shares are purchased within 30 days before or after such sale.

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to non corporate shareholders who have not complied with IRS taxpayer identification regulations. Shareholders may avoid this withholding requirement by placing on the Account Application Form their proper Social Security or Taxpayer Identification Number and stating they are not subject to withholding taxes.

The discussion of federal income taxes above is for general information only. The Statement of Additional Information includes a description of federal income tax aspects that may be relevant. Investors should consult their tax advisers for federal, state, and local tax consequences of an investment in the fund.

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.

NET ASSET VALUE (NAV) PER SHARE

Net asset value (NAV) per share is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00PM EST) each business day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Fund shares are bought and redeemed at their net asset value next determined after an order is received in good form by the Fund's transfer agent. The net asset value per share is determined by dividing the total value of the Fund's investments and other assets less any liabilities by the number of outstanding shares of the Fund.

In determining net asset value, securities listed on an exchange or NASDAQ are valued at the last reported sale price prior to the time the valuation is made. If no sale is reported that day, securities are valued at the bid price for exchange listed and NASDAQ securities.

Securities for which no market quotations are readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and fixed income securities may be valued by reference to bonds with comparable ratings, interest rates and maturities using established independent pricing services.

HOW TO PURCHASE SHARES

You pay no sales charge to purchase shares of the Fund. You may purchase shares at the net asset value (NAV) per share next calculated after the Transfer Agent has received the request in good order. The net asset value per share is calculated by the Fund Accountant at the close of business (currently 4:00 PM, Eastern Standard Time) each day the New York Sock Exchange is open. If your order is received prior to 4:00PM, your order will be priced at that day’s NAV. If your order is received after 4:00PM or on a day the New York Stock Exchange is not open, your order will be priced at the next calculated NAV. The Fund does not accept orders that request a particular day or price for the transaction or any other special conditions.

You will receive a confirmation of each transaction and quarterly statements showing your balance and account activity. You should verify statement accuracy upon receipt.

A minimum initial investment of $5,000 is required to open an account ($2,000 for IRAs) with subsequent minimum investments of $100 (including IRAs). Investment minimums may be waived at the discretion of the Adviser.

When you invest in the Fund, the transfer agent will establish an account to which all full and fractional shares will be credited.  The Fund will not issue share certificates evidencing shares of the Fund. Your account will be credited with the number of shares purchased, relieving you of the responsibility for safekeeping certificates.

Fund purchases may be made in the following manner:

By mail. Complete and sign the Account Application and mail with your check payable to “Georgetowne Long/Short Fund” to:

                                  Georgetowne Long/Short Fund

                                  Mutual Shareholder Services

                                  8869 Brecksville Rd.

                                  Brecksville, OH  44141

By wire. In order to expedite the investment of funds, you may advise your bank or broker to transmit funds via Federal Reserve Wire System to:

                                   U.S. Bank N.A.

                                   ABA #0000000000

.                                  Account 000000000

                                    fbo Georgetowne Long/Short Fund

Your name and account number should be provided. Your bank or broker may charge a fee for wire transfer of funds which is your responsibility.

Through Financial Intermediaries. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different from those of the Fund. Brokers, advisers, retirement plans or others may charge transaction fees or set different investment minimums or limitations on buying or selling shares. Consult your financial representative for availability of funds or if you have any questions about any such fees or limitations before buying or selling shares of the Fund.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP provides a convenient way for you to have money deducted from your savings, checking or other accounts for investments in Fund shares. You may enroll in the AIP by filling out the Automatic Investment Plan application available from the Transfer Agent. You may enroll only if you have an account maintained at a domestic financial institution which is an Automated Clearing House (ACH) member for automatic withdrawals under the plan. The AIP does not assure a profit or protect against loss. You may terminate your AIP at any time by written notification to the Transfer Agent.

OTHER INFORMATION ON PURCHASE OF SHARES

Unless otherwise specified, all dividend and capital gain distributions will be reinvested in additional Fund shares.

The Fund reserves the right to reject any order, to cancel any order due to non payment and to waive or lower the investment minimums. If an order is canceled because your check does not clear, you will be responsible for any loss the Fund incurs. If you are an existing shareholder, the Fund will redeem shares from your account to reimburse it for any loss. A fee will be charged for all checks that fail to clear. For all purchases, the Fund will not process a redemption of the purchased shares until clearance of the check deposited for that purchase. Cash, money orders and travelers checks are not accepted.

HOW TO REDEEM SHARES

All Fund shares offered for redemption will be redeemed at the Fund NAV (less any applicable redemption fee) next determined after the transfer agent receives the redemption request in good order. Since the Fund’s NAV will fluctuate because of changes in the market value of the Fund’s portfolio holdings, the amount you receive upon redemption may be more or less than the amount you paid for the shares being redeemed. Redemption proceeds will be mailed to your address of record or, if redemption proceeds are $10,000 or more, may be transmitted by wire, upon your written request to the Transfer Agent, to your pre-designated account at a domestic bank. You will be charged for the cost of a wire transfer. Redemption proceeds will generally be mailed within 7 days of receipt of your request.

Redemption by mail.

Shares may be redeemed by mail by writing directly to the transfer agent. The redemption request must be signed exactly as your name appears on the account application, with the signature guaranteed if required (see below), and must include your account number. If Fund shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the application form. Signature guarantees are normally available from a bank, broker-dealer or other financial institution.  A notary public is not an acceptable guarantor.

Signature Guarantee Requirements.

 To protect you and the Fund against fraud, signatures on certain requests must have a “signature guarantee”.  The following requests require a signature guarantee:

(i) change of  name or address on the account, (ii) redemption proceeds sent to a different address from that on the account, (iii) proceeds are made payable to someone other than the account owner, (iv) redemption from an account where the name or address has changed within the last 30 days, (v) the redemption request is for $25,000 or more.

Redemption by phone.

You may redeem shares by telephone if you have elected telephone redemption privileges on your Account Application. When calling the transfer agent, you will need to provide your name(s), account number and password or additional forms of identification.

Telephone redemptions are convenient but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and reviewing all statements and transactions immediately for accuracy. Neither the Fund nor transfer agent shall be responsible for any losses due to telephone fraud so long as we have taken reasonable steps to verify the caller’s identity.

OTHER INFORMATION ON REDEMPTION OF SHARES

Redemption requests will not be processed until all necessary documents have been received in good order by the transfer agent. If you have any questions about what documents are required, please call the transfer agent at 1-877-369-3705 (toll free).

The Fund reserves the right to take up to 7 days to make payment if the Fund could be adversely affected by immediate payment. The Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the SEC determines to be emergency circumstances.

To discourage short term trading, an early redemption fee of 2% of proceeds is imposed if shares are held less than one year. The fee is payable out of the redemption proceeds and is retained by the Fund for the benefit of all shareholders. The Fund may waive the redemption fee for mandatory retirement account withdrawals or in other circumstances.

Because of the high cost of maintaining small accounts, the Fund may redeem your shares if your account value falls below the stated investment minimums due to redemptions.  You will be given 30 days notice to reestablish the investment minimum. If you do not increase your balance, we may close your account and send the proceeds to you.  The Fund may also redeem your shares if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or loss which may have tax consequences.  Consult your tax adviser.

ADDITIONAL  INFORMATION

Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated the same date as this prospectus. The Statement of Additional Information provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

If you wish to receive a free copy of the Statement of Additional Information or have any inquiries about the Fund, please call the Transfer Agent at 1-877-369-3705 (toll free).

Additional information about the Fund including the Statement of Additional Information can be reviewed and copied at the Public Reference Room at the Securities and Exchange Commission in Washington, DC 20549-0102. The scheduled hours of operation may be obtained by calling the SEC at 1-202-942-8090.

You can receive copies of this information, after paying a duplicating fee by writing to:

Public Reference Room

Securities and Exchange Commission

Washington, DC 20549-0102

or by emailing: publicinfo@sec.com

Free access to reports and other information about the Fund is available from the EDGAR Database on the SEC’s website at http//www.sec.gov.

The Fund’s Investment Company Act File No. is 811-

This prospectus contains important information about the Fund. Please read it carefully before you decide to invest.

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

THE GEORGETOWNE FUNDS

LONG/SHORT FUND

     This Statement of Additional Information should be read in conjunction with the Prospectus for the Georgetowne Long/Short Fund dated _____ , 2003, and is incorporated by reference in its entirety into such Prospectus.  Because this Statement of Additional Information is not itself a prospectus, you should not make an investment in shares of the Georgetowne Long/Short Fund based solely on the information contained herein.  You may obtain copies of the Prospectus for the Georgetowne Long/Short Fund without charge by calling 1-877-369-3705 or by writing to Georgetowne Long/Short Fund, Mutual Shareholder Services, 8869 Brecksville Rd., Brecksville, OH 44141

    This Statement of Additional Information is dated ______ , 2003.

                          TABLE OF CONTENTS

DESCRIPTION OF THE FUND AND TRUST

3

INVESTMENT STRATEGIES AND RISKS

3

     Fund Policies and Investment Restrictions

23

MANAGEMENT OF THE FUND

26

     Investment Adviser

26

     Trustees and Officers

26

     Board Interest in Fund

27

PORTFOLIO TRANSACTIONS AND BROKERAGE

27

PRICING OF FUND SHARES

29

OTHER TAXATION

31

INVESTMENT PERFORMANCE

31

CUSTODIAN

33

FUND SERVICES

33

FINANCIAL STATEMENTS

33

DESCRIPTION OF THE TRUST AND THE FUND

The Georgetowne Long/Short Fund (the "Fund") was organized as a non-diversified series of The Georgetowne Funds (the "Trust") on February 18, 2003 and commenced operations on _____ , 2003.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 18, 2003 (the "Trust Agreement").  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only fund series currently authorized by the Trustees.  The investment adviser to the Fund is The Georgetowne Fund Management Corporation (the "Adviser").

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see "How to Purchase Shares and Redeem Shares" in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund's assets, see "Pricing of Fund Shares" in the Prospectus and "Pricing of Fund Shares" in this Statement of Additional Information.

INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion about the fund set forth in the Prospectus under the headings FUND OVERVIEW, PRINCIPAL INVESTMENT STRATEGIES and RELATED RISKS.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES.

In addition to securities of well-established companies and other securities traded on Exchanges, the Fund may invest in securities of companies with limited operating histories. The Adviser considers these to be securities of companies with a record of less than three years' continuous operation, including the operations of any predecessors and parents. Because these companies have only a limited operating history, it is more difficult for the Adviser to evaluate the company's growth prospects. As a result, the Adviser's investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with investments in smaller companies.

SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. An investment in companies with smaller capitalizations involves greater risks than investing in larger, more established companies. Smaller company stocks may be subject to more abrupt or erratic price movements because the stocks are traded in lower volumes in fewer markets and their issuers are more sensitive to changing conditions and have less certain growth prospects. Smaller companies in which the Funds invest may have limited product lines, markets or financial resources, or may be dependent on a small management group. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

FOREIGN SECURITIES. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund, whose investment portfolio includes foreign securities, may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influences by adverse events generally affecting the market and by large investors trading significant blocks of securities than is usual in the United States. Securities registration, custody and settlements may in some instances be subject to delays and legal and administrative uncertainties.

The Fund may invest without limitation in securities of foreign issuers that are publicly traded in the United States, either directly or through sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying securities. As a result, information available concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

Investments in foreign securities involve special risks and costs in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Dividends and interest payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation than securities of domestic companies.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, the Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders, such as the Fund, than that provided by U.S. laws.

Changes in foreign currency exchange rates will affect the value of the Fund's portfolio securities denominated or quoted in currencies other than the U.S. dollar, as well as the unrealized appreciation or depreciation of such investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are affected in turn by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. In addition, the Fund may invest in the securities of companies located in countries that may utilize the Euro as a unit of currency and exchange. In addition to the traditional risks involved in dealing with foreign currencies, the added volatility of dealing with fluctuations in the Euro pose increased risks to the Fund and the value of securities issued by companies in Euro zone nations.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons only to a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls at times may limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain countries is controlled under regulations, including the need for certain advance government notification or authority in some cases, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

Issuers of securities in foreign jurisdictions generally are not subject to the same degree of regulation as are U.S. issuers - with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities.  Substantially less information is available publicly about certain non-U.S. issuers than is available about U.S. issuers.

ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest up to 15% of its net assets in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. Illiquid securities generally include (I) direct placements or other securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps, (II) over-the-counter options and assets used to cover over-the-counter options, and (III) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize the price at which they are carried on the Fund's books upon sale. The portfolio manager will monitor the illiquidity of the Fund's investments in such securities. Rule 144A securities will not be treated as 'illiquid' for purposes of this limit on investments if they meet certain liquidity guidelines established by the Fund or the Adviser. Rule 144A securities may become illiquid if the financial institutions and other institutional investors that compose this market exercise their discretion not to trade them.

The Fund may not be able readily to sell securities for which there is no ready market. To the extent these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act of 1933 under which an issuer is required to register an offering of securities with a governmental agency or imposing legal restrictions on the resale of securities, either as to length of time the securities may be held or manner of resale. There may, however, be contractual restrictions on the resale of securities.

Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. The Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board.

If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities that are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

HEDGING TRANSACTIONS IN GENERAL. The Fund is authorized to make use of certain types of futures, forwards and/or options and certain other exchange-traded securities like certain unit investment trusts ("UITs") (e.g., "SPDRs"), but only for the purpose of hedging, that is, to protect against market risk due to market movements that may affect adversely the value of the Fund's securities or the price of securities the Fund is considering purchasing. The utilization of futures, forwards, options and certain other exchange-traded securities is also subject to policies and procedures that may be established by the Trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the Adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the Adviser considers pertinent. No assurance can be given that any of these instruments will be available to the Fund on a cost-effective basis, that they will be used or, if used, will achieve the intended result.

A hedging transaction may protect the Fund partially from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with their custodian bank or to set aside portfolio securities to "cover" their positions in these contracts.

The principal risks of the Fund's utilizing futures transactions, forward contracts, options and other exchange-traded securities are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards, options and exchange-traded securities and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance the counter-party to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counter-party, the Fund will assume counter-party credit risk, that is, the risk that the counter-party will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

The Fund may utilize futures, forwards, options and other exchange-traded securities as described in this Statement of Additional Information provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

The Fund may also invest in certain exchange-traded UITs composed of particular blocks of stocks designed to mimic the performance of a particular stock index (e.g., "SPDRs"). Such a position can serve to hedge Fund positions in specific sector securities.

UITs are managed by advisers. These advisers are compensated for their services. An investor in the Fund should understand that when and if the Fund invests in a UIT, the Fund investor will be paying directly for the management services of the portfolio manager of the Fund through the fees charged by the Fund, and will be paying indirectly for the management services of the UIT adviser because the Fund is charged for the UIT adviser's services.

SECURITIES OPTIONS. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are traded currently on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will be effected ordinarily to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium received originally and the Fund will realize a gain or loss.

CERTAIN RISKS REGARDING OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser correctly to predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability effectively to hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

COVER FOR OPTIONS POSITIONS. Transactions using options (other than options the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which it writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

FUTURES CONTRACTS. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases, the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the underlying securities.

The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when entering into a futures contract. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

Where applicable, the Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the U.S. futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets. Further to this exclusion from the status of "commodity pool operator," the Adviser will not be registered with the CFTC or National Futures Association as a "commodity trading advisor" in reliance on an exemption from such registration for investment advisers to funds that are not commodity pools.

Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate closely with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are correlated poorly with its other investments, its futures positions may fail to produce desired gains or result in losses not offset by the gains in the Fund's other investments.

Because futures contracts are settled generally within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide liquidity superior to that of the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able promptly to liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared either to the price of the futures contract upon which it is based or to the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures to some extent may be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be reflected fully in the value of the options bought.

OPTIONS ON FOREIGN CURRENCIES. As in the case of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

REAL ESTATE INVESTMENT TRUSTS.  The Fund may invest in securities issued by real estate investment trusts, i.e., "REITs." Such investments will not exceed 25% of the total assets of the Fund. REITs are trusts that sell equity or debt securities to investors using the proceeds to acquire real estate and interests in it. They may focus on particular regions and particular projects, or both, such as apartment complexes, the Southeast, or apartment complexes in the Southeast.

The Fund may be subject to the risks of real estate ownership as a result, including the difficulties associated with valuation, declines in real estate values, risks related to general economic conditions, environmental liability risks, tax increases, increased operational costs, and interest rate risk.

The value of a REIT security is vulnerable to changes in the value of the underlying real estate. REITs are dependent on the skills of their management, and are not diversified. REITs are subject also to heavy cash flow dependency, defaults of borrowers, self-liquidation and, if not registered as an investment company, the possibility of failing to maintain exemption from the registration requirements of the Investment Company Act. Interest rate fluctuations may also affect the value of any debt securities held by the REIT.

REITs are managed by advisers. These advisers are compensated for their services. An investor in the Fund should understand that when and if the Fund invests in a REIT, the Fund investor will be paying directly for the management services of the portfolio manager of the Fund through the fees charged by the Fund, and will be paying indirectly for the management services of the REIT adviser because the Fund is charged for the REIT adviser's services.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Securities rated below investment grade particularly are subject to credit risk. These securities are considered speculative and are commonly referred to as "junk bonds." Although the Fund will not invest in defaulted securities, the Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. The value of lower quality securities is subject to greater volatility and generally is more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Issuers of non-investment grade securities may not be as strong financially as those issuing bonds with higher credit ratings. To the extent the portfolio manager invests assets of the Fund in convertible securities below investment grade, your investment is subject to additional risk.

Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security normally will vary with changes in the price of the underlying equity security, although the higher yield tends to make the price of the convertible security less volatile than that of the underlying equity security. As with debt securities, the market values of convertible securities tend to decrease as interest rates rise and increase as interest rates fall. While convertible securities generally offer lower interest yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of underlying common stocks.

Securities rated Baa by Moody's or BBB by S&P, and comparable unrated securities are considered to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure.

In selecting convertible securities for the Fund, the Adviser will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; the diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be influenced increasingly by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

The Fund may realize capital appreciation from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of the obligations purchased by the Fund, such as U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. While the obligations of many of the agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury, generally, they are backed indirectly by the U.S. Government. Some of the agencies are backed indirectly by their right to borrow from the U.S. Government. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. However, no assurance can be given that the U.S. Government would provide financial support to U.S. Government-established or sponsored agencies where it is not obligated to do so by law. The U.S. Government does not guarantee the market value or current yield of these obligations, and the U.S. Government's guarantee does not extend to the Fund itself.

CORPORATE DEBT SECURITIES  Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade dept securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

FIXED-INCOME SECURITIES. To the extent the portfolio manager invests assets of the Fund in fixed-income securities, your investment is subject to the following risks:

Credit Risk. An issuer of fixed-income securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

Interest Rate Risk. When interest rates increase, fixed-income securities tend to decline in value and when interest rates decrease, fixed-income securities tend to increase in value. A change in interest rates could cause the value of your investment to change. Fixed-income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Changes in interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment. "Duration" measures how a change in interest rates could affect a bond's price by considering its yield, scheduled interest payments and years to maturity. Generally, the longer a bond's duration, the greater the exposure to interest rate risk.

Prepayment Risk. Prepayment risk is the risk that, as interest rates fall, borrowers are more likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed, asset-backed or certain other fixed income securities may be paid earlier than expected. If portfolio securities are prepaid, the portfolio manager may have to reinvest prepaid amounts at a relatively lower interest rate, which could affect the return on your investment.

REPURCHASE AGREEMENTS. The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Under a repurchase agreement, a buyer purchases a security and agrees at the same time to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining 'overnight' flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in, or be prevented from, selling the collateral for its benefit.

Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. The Fund will not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 15% of the Fund's total assets would be invested in repurchase agreements and other illiquid securities.

Securities subject to repurchase agreements are held either by the Fund's custodian or sub-custodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement in an amount at least equal to the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. The Adviser will acquire repurchase agreements in accordance with procedures established by the Trust's Board of Trustees that are designed to evaluate the creditworthiness of the other parties to the repurchase agreements.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund does not intend currently to purchase or sell securities on a when-issued or delayed delivery basis, if as a result, more than 5% of their respective total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed delivery transactions generally may be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its Custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

FUND POLICIES AND INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions consistent with their respective investment objectives. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations except with respect to the Fund's restrictions on borrowings as set forth in restriction 6 below.

None of the Fund's fundamental restrictions can be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

The following are the Fund's fundamental investment restrictions.  Except as otherwise noted, the Fund may not:

1.  Issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

2.   Make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

3.   Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies engaged primarily in the same industry.

4.   Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities.

5.   Purchase or sell real estate (but this shall not prevent the Fund from investing in securities backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

6.   Borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions

7.   Purchase or sell physical commodities or contracts involving physical commodities unless acquired as a result of ownership of securities or othe instruments (but this shall not prevent the Fund from engaging in transactions involving U.S. or foreign currencies such as spot contracts, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by such currencies).

The following limitations have been adopted by the Trust with respect to the Fund and are non-fundamental.  The Fund may not:

1.  Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.  Purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options; futures contracts, short sales and other permitted investments and techniques.

4.  Purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

5.  Invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

In determining industry classifications with respect to the Fund, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

A security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's assets.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISER

The Adviser is The Georgetowne Fund Management Corporation, located at 7 Reddy Lane, Albany, NY 12211.  As sole shareholder of the Adviser, Paul K. Hoffmeister is regarded to control the Adviser for purposes of the 1940 Act.

Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees.  Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all operating expenses of the Fund greater than a  0.75% administration fee, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses.  For its services, the Adviser receives an annual investment management fee of 2.00% of the average daily net assets of the Fund.

[Information regarding factors considered in approving the Agreement – to be supplied.]

The Adviser retains the right to use the name "The Georgetowne Long/Short Fund" or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Georgetowne Long/Short Fund" or any derivative thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

[to be supplied]

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

[to be supplied]

BOARD INTEREST IN THE FUND

As of , 2003, the Trustees owned the following amounts in the Fund:

[to be supplied]

COMPENSATION

At present, The Georgetowne Funds has no plans for compensating Trustees.  As the fund grows in total assets, the Board of Trustees may pay Trustees’ travel expenses and compensate Trustees of the Trust commensurate with their duties but nothing retroactively will be paid.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Georgetowne Long/Short Fund may direct trades to certain brokers.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

PRICING OF FUND SHARES

The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders at the applicable long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Dividends and other distributions declared by the Fund in, and payable to, shareholders of record as of a date in October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

If the net asset value of shares is reduced below a shareholder's cost as the result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

DISPOSITION OF SHARES. Upon a redemption or sale of shares of the Fund, a shareholder will realize a taxable gain or loss that will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of the Fund's shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with a Form W-9 to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, that shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

OTHER TAXATION. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not address all of the tax consequences applicable to the Fund or shareholders, and shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

INVESTMENT PERFORMANCE

The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n=ERV

Where

P = a hypothetical $1,000 initial investment

T = average annual total return

n = number of years

  ERV = ending redeemable value at the end of the

applicable period of the hypothetical $1,000

investment made at the beginning of the

applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

The average annual total return (after taxes on distributions) is computed by finding the  average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P(1+T)n = ATV(D)

Where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return  (after taxes on distributions; "n" equals the number of years;  and  "ATV(D)" equals the ending  value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P(1+T)n = ATV(DR)

Where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATV(DR)" equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

The Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. As of the date of this SAI the Fund has not been in existence for one year.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

[to be supplied]

FUND SERVICES

[to be supplied]

ACCOUNTANTS

[to be supplied]

FINANCIAL STATEMENTS

[to be supplied]

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Copy of Registrant's Agreement and Declaration of Trust is included as Exhibit EX-99.23.a

(b) By-Laws. Copy of Registrant's By-Laws is included as Exhibit EX-99.23.b

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.*

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.*

(h) Other Material Contracts.

Transfer Agent Agreement (h.1)*

Accounting Services Agreement (h.2)*

Administration Agreement (h.3)*

(i) Legal Opinion.*

(j) Other Opinions.*

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  - Subscription Agreement between the Trust and the Initial Investor.*

(m) Rule 12b-1 Plan. None.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.*

*To Be Filed By Amendment

Item 24. Control Persons. None.

Item 25. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Activities of Investment Adviser.

(a) The Georgetowne Fund Management Corporation, 7 Reddy Lane, Albany, New York 12211 ("Georgetowne Fund Managment") is currently registering as an investment adviser.  It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Georgetowne Fund Management Corporation during the past two years –  [to be supplied]

Item 27. Principal Underwriter. None.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Albany, State of New York, on the 17th day of March, 2003.

THE GEORGETOWNE FUNDS

By:  /s/ Paul K. Hoffmeister

       Paul K. Hoffmeister, Chairman, Treasurer, Secretary, & Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Paul K. Hoffmeister

Chairman, Treasurer,

3/17/03

Paul K. Hoffmeister

Secretary & Trustee

/s/ Paul F. Pechacek

Trustee

3/17/03

Paul Pechacek

/s/ Michael J. Regan

Trustee

3/17/03

Michael J. Regan

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 – GEORGETOWNE FUNDS

EXHIBIT INDEX

1. Agreement and Declaration of Trust

EX-99.23.a

2. By-Laws

EX-99.23.b